S000006727 [Member] Annual Fund Operating Expenses - Large Cap Growth Fund - Large Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.83%